UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2018

Date of reporting period:	September 30, 2018

Item 1. Schedule of Investments:

Putnam VT Sustainable Leaders Fund

The fund's portfolio
9/30/18 (Unaudited)

COMMON STOCKS (100.1%)(a)
			Shares	Value

Banks (3.3%)

Bank of America Corp.			372,300	$10,967,958

First Republic Bank			80,600	7,737,600

Webster Financial Corp.			117,900	6,951,384

				25,656,942
Beverages (1.2%)

Heineken NV (Netherlands)			100,089	9,384,989

				9,384,989
Biotechnology (1.8%)

Bluebird Bio, Inc.(NON)(S)			20,400	2,978,400

Clovis Oncology, Inc.(NON)			89,200	2,619,804

Vertex Pharmaceuticals, Inc.(NON)			44,700	8,615,478

				14,213,682
Capital markets (5.1%)

BlackRock, Inc.			31,100	14,658,363

Charles Schwab Corp. (The)			151,400	7,441,310

E*Trade Financial Corp.(NON)			182,100	9,540,219

MSCI, Inc.			48,900	8,675,349

				40,315,241
Chemicals (7.5%)

Chr Hansen Holding A/S (Denmark)			91,139	9,251,682

Ecolab, Inc.			50,400	7,901,712

Novozymes A/S (Denmark)			594,244	32,622,403

Praxair, Inc.			58,800	9,450,924

				59,226,721
Commercial services and supplies (—%)

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $15) (Private) (Germany)(F)(RES)(NON)			11	10

New Middle East Other Assets GmbH (acquired 8/2/13, cost $5) (Private) (Germany)(F)(RES)(NON)			4	3

				13
Construction materials (0.7%)

Summit Materials, Inc. Class A			312,533	5,681,850

				5,681,850
Consumer finance (—%)

Oportun Financial Corp. (acquired 6/23/15, cost $349,105) (Private)(F)(RES)(NON)			122,493	262,643

				262,643
Containers and packaging (1.5%)

Ball Corp.(S)			273,700	12,040,063

				12,040,063
Diversified financial services (0.7%)

Challenger, Ltd. (Australia)			632,461	5,120,353

				5,120,353
Electric utilities (1.0%)

NextEra Energy, Inc.			48,200	8,078,320

				8,078,320
Equity real estate investment trusts (REITs) (0.8%)

American Tower Corp.(R)			44,000	6,393,200

				6,393,200
Food and staples retail (1.0%)

Walmart, Inc.			87,400	8,207,734

				8,207,734
Food products (3.0%)

Kellogg Co.			110,800	7,758,216

McCormick & Co., Inc. (non-voting shares)			120,600	15,889,050

				23,647,266
Health-care equipment and supplies (9.8%)

Becton Dickinson and Co. (BD)			96,318	25,138,998

Boston Scientific Corp.(NON)			235,972	9,084,922

Cooper Cos., Inc. (The)			46,400	12,859,760

Danaher Corp.			192,000	20,862,720

Penumbra, Inc.(NON)			66,333	9,930,050

				77,876,450
Hotels, restaurants, and leisure (3.7%)

Chipotle Mexican Grill, Inc.(NON)			24,100	10,953,932

Hilton Worldwide Holdings, Inc.			170,999	13,813,299

Vail Resorts, Inc.			17,100	4,692,582

				29,459,813
Household durables (—%)

HC Brillant Services GmbH (acquired 8/2/13, cost $15) (Private) (Germany)(F)(RES)(NON)			22	19

				19
Independent power and renewable electricity producers (1.3%)

AES Corp.			721,200	10,096,800

				10,096,800
Industrial conglomerates (2.3%)

Honeywell International, Inc.			51,300	8,536,320

Roper Technologies, Inc.			33,000	9,774,930

				18,311,250
Insurance (1.4%)

Prudential PLC (United Kingdom)			494,991	11,351,791

				11,351,791
Interactive media and services (5.2%)

Alphabet, Inc. Class A(NON)			6,636	8,010,183

Alphabet, Inc. Class C(NON)			28,007	33,425,514

				41,435,697
Internet and direct marketing retail (4.3%)

Amazon.com, Inc.(NON)			16,995	34,040,985

Global Fashion Holding SA (acquired 8/2/13, cost $702,128) (Private) (Luxembourg)(F)(RES)(NON)			16,574	154,725

				34,195,710
IT Services (8.9%)

Accenture PLC Class A			72,600	12,356,520

DXC Technology Co.			138,000	12,905,760

Okta, Inc.(NON)			185,073	13,021,736

Visa, Inc. Class A(S)			216,400	32,479,476

				70,763,492
Leisure products (0.5%)

Hasbro, Inc.			38,600	4,057,632

				4,057,632
Life sciences tools and services (1.0%)

Bio-Rad Laboratories, Inc. Class A(NON)			12,800	4,006,272

Mettler-Toledo International, Inc.(NON)			6,700	4,080,166

				8,086,438
Machinery (3.0%)

Fortive Corp.(S)			170,550	14,360,310

KION Group AG (Germany)			86,957	5,344,900

Stanley Black & Decker, Inc.			27,900	4,085,676

				23,790,886
Personal products (3.1%)

Unilever NV ADR (Netherlands)			434,012	24,170,035

				24,170,035
Pharmaceuticals (1.1%)

Jazz Pharmaceuticals PLC(NON)			33,748	5,674,051

Medicines Co. (The)(NON)(S)			99,400	2,973,054

				8,647,105
Road and rail (2.6%)

Norfolk Southern Corp.			115,293	20,810,387

				20,810,387
Semiconductors and semiconductor equipment (4.1%)

ASML Holding NV (Netherlands)(S)			53,800	10,115,476

NXP Semiconductors NV(NON)			131,200	11,217,600

ON Semiconductor Corp.(NON)			347,600	6,406,268

STMicroelectronics NV (France)(S)			244,117	4,477,106

				32,216,450
Software (12.4%)

Adobe Systems, Inc.(NON)			54,900	14,820,255

Microsoft Corp.			371,600	42,499,892

RealPage, Inc.(NON)			91,900	6,056,210

Salesforce.com, Inc.(NON)			112,600	17,906,778

ServiceNow, Inc.(NON)			44,500	8,705,535

Talend SA ADR(NON)			117,099	8,166,484

				98,155,154
Specialty retail (4.4%)

Home Depot, Inc. (The)			88,600	18,353,490

Lowe's Cos., Inc.			69,400	7,968,508

TJX Cos., Inc. (The)			72,700	8,143,854

				34,465,852
Technology hardware, storage, and peripherals (2.3%)

Apple, Inc.			81,872	18,481,785

				18,481,785
Textiles, apparel, and luxury goods (1.1%)

adidas AG (Germany)			35,140	8,604,575

				8,604,575

Total common stocks (cost $619,967,600)				$793,206,338

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
			Shares	Value

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $952) (Private)(F)(RES)(NON)			334	$716

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $18,232) (Private)(F)(RES)(NON)			5,788	13,717

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $42,817) (Private)(F)(RES)(NON)			8,412	32,213

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $62,108) (Private)(F)(RES)(NON)			12,202	46,726

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $34,829) (Private)(F)(RES)(NON)			6,344	26,203

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $105,139) (Private)(F)(RES)(NON)			13,690	79,100

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $294,898) (Private)(F)(RES)(NON)			103,473	221,862

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $372,897) (Private)(F)(RES)(NON)			130,841	280,543

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $1,165,568) (Private)(F)(RES)(NON)			409,359	876,847

Total convertible preferred stocks (cost $2,097,440)				$1,577,927

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Notes
3.375%, 11/15/19(i)			$40,000	$40,801
2.25%, 7/31/21(i)			10,000	9,867

Total U.S. treasury obligations (cost $50,668)				$50,668

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Neuralstem, Inc. Ser. K (acquired 4/20/17, cost $—)(RES)	1/9/22	$42.00	11,244	$—

Total warrants (cost $—)				$—

SHORT-TERM INVESTMENTS (7.4%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 2.25%(AFF)		Shares	58,889,045	$58,889,045

U.S. Treasury Bills 2.020%, 10/18/18(SEGSF)			$132,000	131,871

Total short-term investments (cost $59,020,921)				$59,020,916

TOTAL INVESTMENTS

Total investments (cost $681,136,629)				$853,855,849

FORWARD CURRENCY CONTRACTS at 9/30/18 (aggregate face value $32,442,836) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	British Pound	Sell	12/19/18	$3,920,822	$3,903,282	$(17,540)
Goldman Sachs International
	Australian Dollar	Sell	10/17/18	273,401	275,296	1,895
JPMorgan Chase Bank N.A.
	Euro	Sell	12/19/18	13,028,926	13,064,989	36,063
State Street Bank and Trust Co.
	Australian Dollar	Sell	10/17/18	4,439,042	4,515,801	76,759
	Euro	Sell	12/19/18	3,335,123	3,344,514	9,391
UBS AG
	Euro	Sell	12/19/18	7,320,370	7,338,954	18,584

Unrealized appreciation						142,692

Unrealized (depreciation)						(17,540)

Total						$125,152
* The exchange currency for all contracts listed is the United States Dollar.

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2018 through September 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $792,266,600.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,995,327, or 0.3% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 12/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/18

Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$33,406,903	$284,156,779	$258,674,637	$482,648	$58,889,045
	Putnam Short Term Investment Fund**	1,101,315	130,416,118	131,517,433	138,637	—

	Total Short-term investments	$34,508,218	$414,572,897	$390,192,070	$621,285	$58,889,045
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $58,889,045, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $57,439,376. Certain of these securities were sold prior to the close of the reporting period.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $131,842.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $19,469 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $17,540 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $131,842 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$41,435,697	$—	$—
Consumer discretionary	110,628,857	—	154,744
Consumer staples	65,410,024	—	—
Financials	82,444,327	—	262,643
Health care	108,823,675	—	—
Industrials	62,912,523	—	13
Information technology	219,616,881	—	—
Materials	76,948,634	—	—
Real estate	6,393,200	—	—
Utilities	18,175,120	—	—
Total common stocks	792,788,938	—	417,400
Convertible preferred stocks	—	—	1,577,927
U.S. treasury obligations	—	50,668	—
Warrants	—	—	—
Short-term investments	—	59,020,916	—

Totals by level	$792,788,938	$59,071,584	$1,995,327

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$125,152	$—

Totals by level	$—	$125,152	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$142,692	$17,540
Equity contracts	—	—

Total	$142,692	$17,540

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$30,600,000
Warrants (number of warrants)		11,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2018